Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of property and equipment
Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years
Vehicles	5 years

Schedule of operating lease income from fixed payments and variable lease income
	For the six months ended June 30,
	2021	2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease income from fixed payments	181,581	161,336
Variable operating lease income	3,498	—
Total	185,079	161,336

Schedule of lease payments receivable
As of June 30, 2022
RMB
(Unaudited)
2023	147,317
2024	53,172
2025	22,646
2026	14,693
2027	11,514
Thereafter	116,615
Total	365,957